FUNDING DEBTS - Maturities of Funding Debts (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Maturities of Funding Debts
1 - 12 months	¥ 3,755,528
13 - 24 months	450,595
Total Funding Debts	4,206,123
Maturities of interest payments
1 - 12 months	237,135
13 - 24 months	25,972
Total interest payments	263,107
Liabilities to Individual Investors - Juzi Licai
Maturities of Funding Debts
1 - 12 months	793,356
Total Funding Debts	793,356
Liabilities to other funding partners
Maturities of Funding Debts
1 - 12 months	2,962,172
13 - 24 months	450,595
Total Funding Debts	¥ 3,412,767